Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000158832
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class A
Trading Symbol	LAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ladenburg Aggressive Growth Fund	Ladenburg Aggressive Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,140	$9,630	$11,297
06/30/17	$11,900	$11,301	$13,319
06/30/18	$13,051	$12,395	$15,233
06/30/19	$13,647	$12,960	$16,820
06/30/20	$14,128	$13,417	$18,082
06/30/21	$19,306	$18,335	$25,459
06/30/22	$15,994	$15,189	$22,756
06/30/23	$18,412	$17,485	$27,215
06/30/24	$21,176	$20,110	$33,898

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 56,065,276	$ 56,065,276
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 198,546
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158833
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class C
Trading Symbol	LAWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund	14.14%	8.37%	7.91%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 56,065,276	$ 56,065,276
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 198,546
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158834
Shareholder Report [Line Items]
Fund Name	Ladenburg Aggressive Growth Fund
Class Name	Class I
Trading Symbol	LAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. The aggressive growth strategy allocated a larger portion to mid and small-cap equities, which underperformed compared to large-cap stocks. This underperformance of mid and small-caps was a drag on overall portfolio performance, as large-cap equities significantly outpaced them.

Large-cap value and growth stocks were major drivers of portfolio returns. Large-cap value stocks provided stability and consistent returns, benefiting from strong fundamentals. Meanwhile, large-cap growth stocks delivered remarkable performance due to their innovation and strong earnings growth. The substantial returns from large-cap equities underscored the effectiveness of the strategic allocation.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets. The positive returns from the alternative investments validated the diversified approach.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Aggressive Growth Fund - Class I	15.18%	9.35%	8.83%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 56,065,276	$ 56,065,276
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 198,546
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,065,276
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$198,546
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.9%
Money Market Funds	1.9%
Open End Funds	8.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	26.3%
Schwab U.S. Large-Cap Growth ETF	25.5%
Vanguard Mid-Cap Growth ETF	10.8%
Pacer US Cash Cows 100 ETF	10.6%
Schwab US Small-Cap ETF	9.7%
JPMorgan Hedged Equity Fund, Class I	8.2%
iShares 20+ Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	1.9%
First American Government Obligations Fund, Class X	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158826
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class A
Trading Symbol	LOWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ladenburg Growth & Income Fund	Ladenburg Growth & Income Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,050	$9,544	$11,297
06/30/17	$11,129	$10,569	$13,319
06/30/18	$11,841	$11,245	$15,233
06/30/19	$12,405	$11,781	$16,820
06/30/20	$12,730	$12,090	$18,082
06/30/21	$15,757	$14,964	$25,459
06/30/22	$13,558	$12,876	$22,756
06/30/23	$15,034	$14,277	$27,215
06/30/24	$16,735	$15,893	$33,898

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 165,557,852	$ 165,557,852
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 794,814
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158827
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class C
Trading Symbol	LOWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	10.49%	5.36%	5.20%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 165,557,852	$ 165,557,852
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 794,814
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158828
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth & Income Fund
Class Name	Class I
Trading Symbol	LOWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

The higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the portfolio's slightly higher allocation to fixed income, which underperformed due to rising treasury yields, was a drag on overall performance. Specifically, the decision to allocate to longer-duration bonds detracted from performance, as these bonds posted negative returns, whereas intermediate and short-term bonds were marginally positive.

Additionally, in the balanced account, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks was a detractor from overall returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth & Income Fund	11.59%	6.43%	6.19%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 165,557,852	$ 165,557,852
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 794,814
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,557,852
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$794,814
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.1%
Money Market Funds	0.4%
Open End Funds	10.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	20.2%
JPMorgan Hedged Equity Fund, Class I	10.4%
iShares 20+ Year Treasury Bond ETF	9.1%
Invesco Total Return Bond ETF	6.6%
Vanguard Intermediate-Term Bond ETF	6.6%
PIMCO Active Bond ETF	5.7%
SPDR Doubleline Total Return Tactical ETF	5.7%
Vanguard Mid-Cap Growth ETF	5.0%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158829
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class A
Trading Symbol	LGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ladenburg Growth Fund	Ladenburg Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,000	$9,497	$11,297
06/30/17	$11,341	$10,771	$13,319
06/30/18	$12,282	$11,664	$15,233
06/30/19	$12,861	$12,214	$16,820
06/30/20	$13,206	$12,542	$18,082
06/30/21	$17,393	$16,518	$25,459
06/30/22	$14,637	$13,900	$22,756
06/30/23	$16,698	$15,858	$27,215
06/30/24	$19,078	$18,118	$33,898

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 123,618,540	$ 123,618,540
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 548,890
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158830
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class C
Trading Symbol	LGWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	13.38%	7.39%	6.78%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 123,618,540	$ 123,618,540
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 548,890
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158831
Shareholder Report [Line Items]
Fund Name	Ladenburg Growth Fund
Class Name	Class I
Trading Symbol	LGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.82%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on equities and alternative investments, expecting robust performance from these asset classes. Large-cap growth stocks were major drivers of portfolio returns, providing stability, consistent returns, and strong earnings growth. Large-cap growth stocks excelled due to innovation and robust earnings. These substantial returns underscored the effectiveness of the strategic allocation to large-cap equities.

In addition, the higher allocation to alternative investments, particularly hedged equity strategies, further enhanced portfolio performance. These strategies, designed to provide downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

However, the slightly higher allocation to medium- and long-term bonds, which underperformed due to rising treasury yields, was a drag on overall portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Growth Fund	14.50%	8.40%	7.74%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 123,618,540	$ 123,618,540
Holdings Count | Holding	10	10
Advisory Fees Paid, Amount	$ 548,890
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$123,618,540
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$548,890
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	87.0%
Money Market Funds	2.9%
Open End Funds	10.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	24.8%
Schwab U.S. Large-Cap Growth ETF	23.7%
JPMorgan Hedged Equity Fund, Class I	10.1%
Vanguard Mid-Cap Growth ETF	8.7%
Pacer US Cash Cows 100 ETF	8.6%
Schwab US Small-Cap ETF	6.5%
iShares 20+ Year Treasury Bond ETF	5.8%
Invesco Total Return Bond ETF	4.9%
Vanguard Intermediate-Term Bond ETF	3.9%
First American Government Obligations Fund, Class X	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158823
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class A
Trading Symbol	LNOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ladenburg Income & Growth Fund	Ladenburg Income & Growth Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,050	$9,544	$11,297
06/30/17	$10,826	$10,281	$13,319
06/30/18	$11,225	$10,660	$15,233
06/30/19	$11,809	$11,215	$16,820
06/30/20	$12,058	$11,451	$18,082
06/30/21	$14,012	$13,307	$25,459
06/30/22	$12,271	$11,653	$22,756
06/30/23	$13,218	$12,552	$27,215
06/30/24	$14,346	$13,624	$33,898

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 61,429,679	$ 61,429,679
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 272,969
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158824
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class C
Trading Symbol	LNOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	7.75%	3.12%	3.42%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 61,429,679	$ 61,429,679
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 272,969
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158825
Shareholder Report [Line Items]
Fund Name	Ladenburg Income & Growth Fund
Class Name	Class I
Trading Symbol	LNOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. Large-cap value and growth stocks played a secondary role, contributing to portfolio returns by providing stability, consistent returns, and strong earnings growth. Large-cap value stocks benefited from strong fundamentals, while large-cap growth stocks excelled due to innovation and robust earnings, underscoring the effectiveness of the strategic allocation to these equities.

However, the bet on longer-duration and higher-quality bonds detracted from performance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio did not have material exposure.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Additionally, a small exposure to small-cap stocks, rather than international developed and emerging markets, slightly detracted from performance. Furthermore, due to intense market concentration, exposure to anything other than large-cap growth stocks detracted from overall returns.

Overall, the strong performance of large-cap equities and alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds and small-cap stocks, the success of the large-cap and alternative investments reinforced the value of a diversified income portfolio with a secondary focus on growth.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income & Growth Fund	8.70%	4.13%	4.39%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 61,429,679	$ 61,429,679
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 272,969
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$61,429,679
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$272,969
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	89.7%
Money Market Funds	0.9%
Open End Funds	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.4%
Schwab U.S. Large-Cap Growth ETF	14.0%
PIMCO Active Bond ETF	10.5%
Invesco Total Return Bond ETF	10.5%
Vanguard Intermediate-Term Bond ETF	10.5%
SPDR Doubleline Total Return Tactical ETF	9.6%
JPMorgan Hedged Equity Fund, Class I	9.4%
iShares 20+ Year Treasury Bond ETF	9.2%
Vanguard Mid-Cap Growth ETF	4.2%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158820
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class A
Trading Symbol	LNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ladenburg Income Fund	Ladenburg Income Fund - with load	S&P 500® Index
08/24/15	$10,000	$9,497	$10,000
06/30/16	$10,190	$9,677	$11,297
06/30/17	$10,648	$10,112	$13,319
06/30/18	$10,803	$10,260	$15,233
06/30/19	$11,377	$10,805	$16,820
06/30/20	$11,683	$11,095	$18,082
06/30/21	$12,645	$12,009	$25,459
06/30/22	$11,188	$10,625	$22,756
06/30/23	$11,687	$11,098	$27,215
06/30/24	$12,308	$11,688	$33,898

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 11,251,882	$ 11,251,882
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158821
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class C
Trading Symbol	LNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	4.52%	0.84%	1.67%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 11,251,882	$ 11,251,882
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com
C000158822
Shareholder Report [Line Items]
Fund Name	Ladenburg Income Fund
Class Name	Class I
Trading Symbol	LNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.
Additional Information Phone Number	1-877-803-6583
Additional Information Website	www.ladenburgfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund maintained a strategic focus on fixed income and alternative investments, expecting robust performance from these asset classes. However, the bet on longer-duration and higher-quality bonds led to underperformance. As treasury yields rose, longer-duration bonds posted negative returns, while shorter-duration, lower-quality bonds outperformed – especially high-yield bonds and money market funds, to which the portfolio was not directly allocated.

The higher allocation to alternative investments, particularly hedged equity strategies, provided some relief. These strategies, designed to offer downside protection while capturing upside potential, outperformed traditional fixed-income assets, validating the diversified approach.

Overall, the strong performance of the alternative investments demonstrated the importance of strategic asset allocation. Despite the drag from longer-duration and higher-quality bonds, the success of our alternative investments reinforced the value of a diversified fixed income portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 24, 2015)
Ladenburg Income Fund	5.51%	1.74%	2.51%
S&P 500® Index	24.56%	15.05%	14.79%

Performance Inception Date		Aug. 24, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 11,251,882	$ 11,251,882
Holdings Count | Holding	12	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,251,882
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	90.2%
Money Market Funds	2.2%
Open End Funds	7.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	17.5%
SPDR Doubleline Total Return Tactical ETF	14.5%
PIMCO Active Bond ETF	12.6%
Invesco Total Return Bond ETF	12.6%
iShares 20+ Year Treasury Bond ETF	10.2%
Schwab U.S. Large-Cap Value ETF	9.3%
JPMorgan Hedged Equity Fund, Class I	7.6%
Schwab U.S. Large-Cap Growth ETF	7.2%
First American Government Obligations Fund, Class X	2.2%
Vanguard Mid-Cap Growth ETF	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	www.ladenburgfunds.com